Vanguard High-Yield Tax-Exempt Fund Expense Example - Retail Prospectus [Member] - Vanguard High-Yield Tax-Exempt Fund	Oct. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 115